Information on related parties (Tables)	12 Months Ended
Dec. 31, 2024
Information On Related Parties
Schedule of related parties

		Income	Expenses	Receivables	Payables
		ARS000	ARS000	ARS000	ARS000

Associates:

Termoeléctrica José de San Martín S.A.	12-31-2024	—	—	—	—
	12-31-2023	497	—	—	—
	12-31-2022	4,543	—	340	—

Distribuidora de Gas Cuyana S.A. (1)	12-31-2024	300,546	12,585,818	—	1,379,412
	12-31-2023	97,170	9,921,370	—	617,464
	12-31-2022	117,616	8,875,719	—	799,295

Distribuidora de Gas del Centro S.A.	12-31-2024	—	—	—	—
	12-31-2023	97,279	—	—	—
	12-31-2022	117,616	—	—	43,943

Ecogas Inversiones S.A.	12-31-2024	—	—	—	—
	12-31-2023	—	—	6,368,591	—
	12-31-2022	—	—	—	—

Energía Sudamericana S.A.	12-31-2024	36,869	—	27,297	—
	12-31-2023	94,779	—	—	—
	12-31-2022	—	—	—	—

Related companies:

RMPE Asociados S.A. (2)	12-31-2024	1,935	6,990,811	31	—
	12-31-2023	1,550	7,147,266	—	—
	12-31-2022	3,410	9,354,506	54	—

RPU Agropecuaria S.A.	12-31-2024	2,350	—	—	—
	12-31-2023	—	—	—	—
	12-31-2022	—	—	—	—

Full Logistics S.A.	12-31-2024	7,558	—	35,660	—
	12-31-2023	—	—	—	—
	12-31-2022	—	—	—	—

M. Dodero Compañía General de Servicios S.A.	12-31-2024	4,175	—	19,954	—
	12-31-2023	—	—	—	—
	12-31-2022	—	—	—	—
Total	12-31-2024	353,433	19,576,629	82,942	1,379,412
	12-31-2023	291,275	17,068,636	6,368,591	617,464
	12-31-2022	243,185	18,230,225	394	843,238

(1)	Acquisition of natural gas for our thermal station located in Mendoza province. The purchase price is set according to current regulation of the natural gas market.
(2)	Administrative, financial, commercial, human resources and general management services rendered under the terms of the management assistance agreement. The management assistance fee is calculated as a percentage of revenues.